Employment costs	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Employment costs	Employment costs

	2025	2024	2023
	US$'000	US$'000	US$'000	1.
		(Recast)	(Recast)
Salaries and wages	174,066	87,116	56,168
Short term incentives	13,269	5,801	4,750
Sales commissions	8,753	5,604	4,746
Share-based payment charge	19,146	12,928	5,848
Superannuation	3,542	1,711	1,236
Non-Executive Directors’ fees	752	563	383
	219,528	113,723	73,131
Salaries and wages of $2,235,000 (2024: $3,984,000, 2023: $983,000) are included within the cost of sales in the
Consolidated statement of comprehensive income/(loss). The increase in employment costs was predominantly due to the impact of RLS results for 11 months, and additional employees hired to drive higher commercial sales and support our global manufacturing facilities.